Schedule of Asset Held for Investment (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	SCHEDULE PURSUANT TO DEPARTMENT OF LABOR REQUIREMENTS
Entity Tax Identification Number	22-1890929
EBP, Plan Number	001
EBP, Investment, Number of Shares	702,978	639,790
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 821,895
EBP, Asset Held for Investment	$ 36,468,580
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: CommonCollectiveTrustsMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,894,287
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2015FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2015 Fund [Member]
EBP, Investment, Number of Shares	16,768
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 572,100
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2020FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2020 Fund [Member]
EBP, Investment, Number of Shares	15,087
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 582,651
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2025FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2025 Fund [Member]
EBP, Investment, Number of Shares	40,193
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,725,430
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2030FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2030 Fund [Member]
EBP, Investment, Number of Shares	97,501
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,603,980
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2035FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2035 Fund [Member]
EBP, Investment, Number of Shares	33,444
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,733,056
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2040FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2040 Fund [Member]
EBP, Investment, Number of Shares	13,919
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 787,056
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2045FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2045 Fund [Member]
EBP, Investment, Number of Shares	25,003
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,517,130
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2050FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2050 Fund [Member]
EBP, Investment, Number of Shares	13,170
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 829,379
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2055FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2055 Fund [Member]
EBP, Investment, Number of Shares	21,882
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,406,985
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2060FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2060 Fund [Member]
EBP, Investment, Number of Shares	28,894
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 894,083
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2065FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2065 Fund [Member]
EBP, Investment, Number of Shares	8,001
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 172,032
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybrid2070FundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal LifeTime Hybrid 2070 Fund [Member]
EBP, Investment, Number of Shares	877
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,594
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalLifeTimeHybridIncomeFundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Time Hybrid Income Fund [Member]
EBP, Investment, Number of Shares	37,086
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 903,775
Investment, Identifier [Axis]: CommonCollectiveTrustsPrincipalStableValueZFundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Stable Value Z Fund [Member]
EBP, Investment, Number of Shares	5,849
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 153,036
Investment, Identifier [Axis]: CommonStockAlbertsonsCoSHSClassSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Albertsons CO SHS Class [Member]
EBP, Investment, Number of Shares	49
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 843
Investment, Identifier [Axis]: CommonStockConstellationBrandClassASharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Constellation Brand Class A [Member]
EBP, Investment, Number of Shares	152
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,970
Investment, Identifier [Axis]: CommonStockCrackerBarrelOldCtrySharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cracker Barrel Old Ctry [Member]
EBP, Investment, Number of Shares	1,082
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,482
Investment, Identifier [Axis]: CommonStockDaveandBustersIncSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dave and Busters Inc. [Member]
EBP, Investment, Number of Shares	4,364
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 70,740
Investment, Identifier [Axis]: CommonStockJohnsonOutdoorsClassASharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Johnson Outdoors Class A [Member]
EBP, Investment, Number of Shares	159
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,749
Investment, Identifier [Axis]: CommonStockUMHPropertiesIncSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	UMH Properties, Inc. [Member]
EBP, Investment, Number of Shares	702,978
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,179,195
Investment, Identifier [Axis]: InterestBearingCashCharlesSchwabGovernmentMoneyFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Charles Schwab Government Money Fund [Member]
EBP, Investment, Number of Shares	100,431
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 100,431
Investment, Identifier [Axis]: InterestBearingCashCharlesSchwabMoneyMarketFundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Charles Schwab Money Market Fund [Member]
EBP, Investment, Number of Shares	218,833
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 218,833
Investment, Identifier [Axis]: InterestBearingCashCharlesSchwabPrimeAdvantageMoneyFundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Charles Schwab Prime Advantage Money Fund [Member]
EBP, Investment, Number of Shares	100,445
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 100,445
Investment, Identifier [Axis]: InterestBearingCashMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 419,709
Investment, Identifier [Axis]: MutualFundAmericanBeaconSmallCapValueFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Beacon Small Cap Value Fund [Member]
EBP, Investment, Number of Shares	25
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 576
Investment, Identifier [Axis]: MutualFundAmericanCenturyGrowthFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century Growth Fund [Member]
EBP, Investment, Number of Shares	1,808
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 108,626
Investment, Identifier [Axis]: MutualFundBlackRockHighYieldPortfolioSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock High Yield Portfolio [Member]
EBP, Investment, Number of Shares	50,166
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 364,769
Investment, Identifier [Axis]: MutualFundCohenandSteersRealEstateSecuritiesFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen and Steers Real Estate Securities Fund [Member]
EBP, Investment, Number of Shares	43,937
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 763,182
Investment, Identifier [Axis]: MutualFundColumbiaTrustDividendIncomeFundUnitsMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Columbia Trust Dividend Income Fund [Member]
EBP, Investment, Number of Shares	11,202
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 221,022
Investment, Identifier [Axis]: MutualFundEatonVanceAtlantaCapitalSMIDCapFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Eaton Vance Atlanta Capital SMID-Cap Fund [Member]
EBP, Investment, Number of Shares	21,955
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 818,689
Investment, Identifier [Axis]: MutualFundFidelityInflationProtectedBondIndexFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Inflation Protected Bond Index Fund [Member]
EBP, Investment, Number of Shares	781
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,126
Investment, Identifier [Axis]: MutualFundFidelityMidCapIndexFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Investment, Number of Shares	189
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,964
Investment, Identifier [Axis]: MutualFundFidelityTotalInternationalIndexFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total International Index Fund [Member]
EBP, Investment, Number of Shares	8,761
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 151,749
Investment, Identifier [Axis]: MutualFundFidelityUSBondIndexSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity US Bond Index [Member]
EBP, Investment, Number of Shares	1,980
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,969
Investment, Identifier [Axis]: MutualFundHoodRiverSmallCapGrowthFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hood River Small-Cap Growth Fund [Member]
EBP, Investment, Number of Shares	1,797
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 160,361
Investment, Identifier [Axis]: MutualFundInvescoOppenheimerInternationalGrowthFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Oppenheimer International Growth Fund [Member]
EBP, Investment, Number of Shares	10,032
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 253,410
Investment, Identifier [Axis]: MutualFundJPMorganGovernmentBondFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Government Bond Fund [Member]
EBP, Investment, Number of Shares	8,574
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 83,760
Investment, Identifier [Axis]: MutualFundJPMorganMidCapGrowthFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Mid Cap Growth Fund [Member]
EBP, Investment, Number of Shares	551
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,532
Investment, Identifier [Axis]: MutualFundJPMorganUSEquityFundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan US Equity Fund [Member]
EBP, Investment, Number of Shares	68,576
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,856,353
Investment, Identifier [Axis]: MutualFundSmallcapWorldFundIncSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Smallcap World Fund Inc [Member]
EBP, Investment, Number of Shares	4,850
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 370,029
Investment, Identifier [Axis]: MutualFundTRowePriceBlueChipGrowthFundIncSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Blue Chip Growth Fund Inc [Member]
EBP, Investment, Number of Shares	6,582
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,395,232
Investment, Identifier [Axis]: MutualFundVanguardMidCapValueIndexFundOpenendfundSharesMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid-Cap Value Index Fund/Open-end fund [Member]
EBP, Investment, Number of Shares	2,649
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 243,301
Investment, Identifier [Axis]: PooledSeparateAccountsMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,172,060
Investment, Identifier [Axis]: PooledSeparateAccountsPrincipalCorePlusBondFundUnitsMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Core Plus Bond Fund [Member]
EBP, Investment, Number of Shares	592
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 93,541
Investment, Identifier [Axis]: PooledSeparateAccountsPrincipalLargecapSAndP500IndexFundUnitsMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Largecap SandP 500 Index Fund [Member]
EBP, Investment, Number of Shares	1,802
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 703,434
Investment, Identifier [Axis]: PooledSeparateAccountsPrincipalSmallcapSAndP600IndexFundUnitsMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Smallcap SandP 600 Index Fund [Member]
EBP, Investment, Number of Shares	3,352
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 375,085
Investment, Identifier [Axis]: us-gaap:CommonStockMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,305,979
Investment, Identifier [Axis]: us-gaap:MutualFundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,854,650